Lease Commitments	12 Months Ended
Feb. 01, 2014
Lease Commitments

13. Lease Commitments

The Company leases stores, distribution facilities and office space under operating and capital leases that will expire principally during the next thirty years. The leases typically include renewal options and escalation clauses and provide for contingent rentals based on a percentage of gross sales.

The following is a schedule of future minimum lease payments having an initial or remaining term in excess of one year:

	(in thousands)
Fiscal Year	Operating Leases(a)	Capital Leases
2014	$249,620	$2,704
2015	253,334	3,016
2016	238,591	3,011
2017	218,149	3,389
2018	190,477	3,139
Thereafter	648,251	22,249

Total Minimum Lease Payments	1,798,422	37,508
Amount Representing Interest	—	(14,309)

Total Future Minimum Lease Payments	$1,798,422	$23,199

(a)	Total future minimum lease payments include $73.6 million related to options to extend lease terms that are reasonably assured of being exercised and also includes $159.3 million of minimum lease payments for 13 stores and one warehouse that the Company has committed to open during Fiscal 2014.

The above schedule of future minimum lease payments has not been reduced by future minimum sublease rental income of $36.9 million relating to operating leases under non-cancelable subleases and other contingent rental agreements.

The following is a schedule of net rent expense for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Rent Expense:
Minimum Rental Payments	$239,049	$219,982	$197,327
Contingent Rental Payments	3,614	3,056	2,689
Straight-Line Rent Expense	8,182	12,115	9,211
Lease Incentives Amortization	(21,557)	(18,590)	(15,869)
Amortization of Purchased Lease Rights	958	1,033	901

Total Rent Expense(a)	230,246	217,596	194,259
Less All Rental Income(b)	(19,613)	(19,721)	(19,113)

Total Net Rent Expense	$210,633	$197,875	$175,146

(a)	Included in the line item “Selling and Administrative Expenses” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).
(b)	Included in the line item “Other Revenue” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).